Offerings	Aug. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $1,759.12 was paid in connection with the filing of the Schedule TO by John Hancock Marathon Asset-Based Lending Fund (File No. 005-93713) on August 21, 2025 (the "Schedule TO"). (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 11,490,000.00
Amount of Registration Fee	$ 1,759.12
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $1,759.12 was paid in connection with the filing of the Schedule TO by John Hancock Marathon Asset-Based Lending Fund (File No. 005-93713) on August 21, 2025 (the "Schedule TO"). (b) Calculated at $153.10 per $1,000,000 of the Transaction Valuation.